Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Due from related parties	$ 20,089	$ 16,914
Advances for vessels under construction and related costs	0	31,898
Accrued liabilities	(4,460)	(4,758)
Due to related parties - current	(985)	(72)
Due to related parties - non current	0	(71,631)
Related parties
Due from related parties	20,089	16,914
Advances for vessels under construction and related costs	0	1,004
Accrued liabilities	(576)	(350)
Due to related parties - current	(985)	(72)
Due to related parties - non current	$ 0	$ (71,631)